Inventories (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Schedule of Inventory

	July 31, 2012	April 30, 2012
Work-in-progress for maintenance contracts under completed contract accounting	$5,637	$3,951
Consumables	91,836	96,588
Provision for obsolescence	(10,713)	(10,526)

	$86,760	$90,013

	2012	2011

Work-in-progress for long-term maintenance contracts under completed contract accounting	$3,951	$5,989
Consumables	96,588	105,713
Provision for obsolescence	(10,526)	(9,478)

	$90,013	$102,224